Significant accounting policies - Risks and concentration (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Accounts receivable | Credit concentration | Vendor A
Significant accounting policies
Concentration risk percentage	15.00%	14.00%